DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN
Note 1 – Description of Plan
The following description of The Coca-Cola Company 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan documents and Summary Plan Description for a more comprehensive description of the Plan’s provisions.
General
The Plan was originally adopted effective July 1, 1960, restated effective January 1, 2022, and as further amended. The Plan is a defined contribution pension plan covering employees of The Coca-Cola Company and its participating subsidiaries (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Administration
The Plan is administered by The Coca-Cola Company Benefits Committee (the “Committee”) which, as Plan Administrator, has substantial control of and discretion over the administration of the Plan. Transamerica Retirement Solutions provides recordkeeping services for the Plan. The Northern Trust Company (the “Trustee”) provides trust services for the Plan.
Contributions
The Plan allows participants to contribute their compensation in line with applicable Internal Revenue Code (the “Code”) limitations. The Company matches participant contributions equal to 100% of the first 1% of compensation and 50% of the next 5% of compensation, for a maximum Company match of 3.5% of compensation. All employer contributions are initially invested in common stock of The Coca-Cola Company. All participant contributions are invested as directed by the individual. Newly hired or rehired employees who do not opt out or elect to contribute a different rate of eligible compensation within a 30-day period are automatically enrolled in the Plan at a contribution rate of 6% of eligible compensation.
Vesting
Participants are immediately vested in their salary deferral contributions and related earnings. Company contributions and related earnings are also immediately vested.
Forfeitures
Forfeited accounts are generally used to reduce employer contributions or pay administrative expenses of the Plan. The forfeited account balances were $28,488 and $3,464,949 as of December 31, 2025 and 2024, respectively. The Plan used $3,833,624 of cumulative forfeitures to reduce employer contributions and $6,885 to pay administrative expenses during 2025.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, employer contributions, if any, rollover contributions, if any, and allocations of Plan investment results; however, each account is also charged with an allocation of administrative expenses. Participant accounts are updated daily to reflect transactions affecting account balances. Allocations are based on participant earnings on account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.
Notes Receivable from Participants
Participants may borrow from their account balances subject to certain limitations. Participant loans may be funded from a combination of all vested account balances. The following applies to participant loans:
a.No more than two loans are allowed from the Plan at a time. Generally, the maximum amount that a participant may borrow is the lesser of the following limits:
i.100% of the participant’s pre-tax account, Roth after-tax account, regular after-tax account, regular match account, safe harbor match account, rollover account, Qualified Non-Elective Contribution account;
ii.50% of the participant’s account balance; or
iii.$50,000, reduced by the participant’s highest outstanding loan balance on any loans during the preceding 12 months.
b.The minimum loan amount is $1,000.
c.The loan interest rate is the prime rate as published in The Wall Street Journal on the first business day of the month the loan is requested.
d.The loan repayment period is limited to five years for a general purpose loan and 15 years for a loan used to purchase or build a principal residence.
Employee Stock Ownership Plan
The portion of the Plan invested in common stock of The Coca-Cola Company is designated as an employee stock ownership plan (“ESOP”) within the meaning of Code Section 4975(e)(7). Participants invested in common stock of The Coca-Cola Company may elect to receive their entire dividend amount as a cash payment made directly to them rather than have the dividend amount reinvested in their Plan account. The total amount of dividends paid directly to participants was $2,732,686 during 2025.
Payment of Benefits
Upon retirement, termination or disability, participants may elect to receive payment from the Plan in a lump-sum distribution, installments or in partial payments (a portion paid in a lump sum, and the remainder paid later). Participants may elect in-service distributions from after-tax and rollover account balances, or after attaining age 59½ from all vested account balances. Participants may elect to receive payment of the portion of their accounts invested in common stock of The Coca-Cola Company in shares rather than cash (“in-kind distributions”). Participants may also request an in-service distribution for the purpose of a financial hardship from certain vested account balances.
Plan Termination
The Company, by action of the Committee, reserves the right to, at any time and for any reason, terminate the Plan or completely discontinue contributions to the Plan. The Plan shall be terminated or contributions shall be discontinued by a written instrument approved by the Committee by resolution.
In the event of the Plan’s termination, if no successor plan is established or maintained, lump-sum distributions shall be made in accordance with the terms of the Plan as in effect at the time of the Plan’s termination or as thereafter amended. To the extent any assets of the Trust represent amounts allocated to a Code Section 415 suspense account, such amounts may revert to the Company. The Plan Administrator’s authority shall continue beyond the Plan’s termination date until all Trust assets have been liquidated and distributed.